Fair Value Measurements and Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 projects lease loan equityaccountedjointventures	Dec. 31, 2021 lease loan equityaccountedjointventures	Jan. 01, 2020 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	3	3
Number of loans to equity-accounted joint ventures | loan	1	2
Number of equity-accounted joint ventures | equityaccountedjointventures	3	4
Number of vessels | lease	9
Number of LNG project counterparties | projects	2
Number of LNG projects | projects	1		2